Taxation - Income Tax Rates (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2018 HKD ($)	Jan. 02, 2008	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)			25.00%	25.00%	25.00%
Hong Kong
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)			16.50%
Amount of assessable profits under lowered tax rate | $	$ 2,000
Percentage of lowered income tax rate (as a percent)	8.25%
PRC
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)			25.00%
Withholding Tax Rate		10.00%
Undistributed earnings | ¥			¥ 8,909	¥ 8,557
PRC | HNTE
Income Tax Disclosure [Line Items]
Preferential tax rate (as a percent)			15.00%	15.00%	15.00%